Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Provision for Income Taxes
The components of income before provision for income taxes are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
United Kingdom	$828	$526	$139
Foreign	329	194	73
Income before provision for income taxes	$1,157	$720	$212

Schedule of Benefit (Expense) for Income Taxes
The benefit (expense) for income taxes consists of the following:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Current:
United Kingdom	$—	$(1)	$2
Foreign	(238)	(145)	(178)
Total current tax benefit (expense)	$(238)	$(146)	$(176)
Deferred:
United Kingdom	$27	$97	$114
Foreign	(42)	121	156
Total deferred tax benefit (expense)	$(15)	$218	$270
Total income tax benefit (expense)	$(253)	$72	$94

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the United Kingdom statutory income tax rate to our effective tax rate after the prospective adoption of ASU 2023-09 is as follows:

	Fiscal Year Ended March 31,
	2026
(in millions, except percentages)	Amount	Percent
United Kingdom statutory income tax rate	$(289)	25.0%
Foreign tax effects
United States
State and local income taxes, net of federal income tax effect	30	(2.6)%
Research and development tax credits	35	(3.0)%
Share-based compensation	25	(2.2)%
Withholding tax	(15)	1.3%
Other	3	(0.3)%
China
Withholding tax	(81)	7.0%
Singapore
Withholding tax	(18)	1.6%
South Korea
Withholding tax	(30)	2.6%
Taiwan
Withholding tax	(51)	4.4%
Other foreign jurisdictions	(33)	2.9%
Tax credits
Research and development tax credits	25	(2.2)%
Foreign tax credit	62	(5.4)%
Nontaxable or nondeductible items
Share-based compensation	34	(2.9)%
Foreign tax deduction	36	(3.1)%
Other	(6)	0.5%
Changes in unrecognized tax benefits	(66)	5.7%
Other Adjustments
Patent box benefit	86	(7.4)%
Income tax benefit (expense)	$(253)	21.9%
A reconciliation of the tax benefit (expense) at the United Kingdom statutory income tax rate to the actual tax benefit (expense) prior to the adoption of ASU 2023-09 is as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024
Income tax benefit (expense) at statutory rate	$(180)	$(53)
Foreign tax rate differential	(10)	(14)
Research and development tax credits	85	94
Change in valuation allowance	—	(4)
Non-deductible/non-taxable items	(10)	(3)
Patent box benefit	38	(4)
Contingency reserve	19	—
Impact of U.K. rate change	(22)	(3)
Withholding tax	(97)	(122)
Gains exempt from U.K. tax	(2)	(3)
Windfall tax benefit associated with share-based compensation	251	206
Income tax benefit (expense)	$72	$94

Schedule of Components of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets and liabilities are as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Tax losses and research and development tax credits	$522	$549
Share-based compensation	58	41
Lease liabilities	28	25
Fixed assets	25	21
Other	28	38
Total gross deferred tax assets	661	674
Less: Valuation allowance	(11)	(26)
Total deferred tax assets, net of valuation allowance	650	648
Deferred income	(213)	(206)
Outside basis differences	(44)	(52)
Right-of-use assets	(23)	(23)
Acquired intangibles	(6)	(6)
Other	(28)	(1)
Total deferred tax liabilities	(314)	(288)
Net deferred tax assets (liabilities)	336	360

Schedule of Changes in Gross Unrecognized Tax Benefits
The following table reflects changes in gross unrecognized tax benefits:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Gross unrecognized tax benefits—April 1	$101	$83	$62
Gross increases—tax positions in prior period	88	—	5
Gross decreases—tax positions in prior period	(12)	(11)	(1)
Gross increases—tax positions in current period	23	31	19
Settlements	—	(2)	—
Lapse of statute of limitations	—	—	(1)
Foreign exchange	—	—	(1)
Gross unrecognized tax benefits— March 31	$200	$101	$83

Schedule of Cash Paid for Income Taxes, Net of Refunds
Supplemental disclosures of cash flow information related to leases are as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$(44)	$(37)	$(35)
Operating cash flows used for finance leases	$3	$1	$—
Financing cash flows used for finance leases	$(26)	$(23)	$(10)

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$98	$146	$28
Finance leases	$56	$33	$21
Cash paid for income taxes (net of refunds received) by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the fiscal year ended March 31, 2026 is as follows:

Fiscal Year Ended March 31,
(in millions)	2026
United Kingdom	$—
Foreign
China	81
Taiwan	51
South Korea	30
United States	17
Singapore	18
India	12
Other	14
Total cash paid for income taxes	$223